LEASE	6 Months Ended
Jun. 30, 2026
Leases, Operating [Abstract] (Deprecated 2026)
LEASE

NOTE 8 – LEASE

The Company has two related party leases for the land and building where it operates:

Related party lease #1: A 20-year lease with no option to renew, and the Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. After paid part of the 20-year lease payment, the Company secured the right to use of property, and the lessor, Wenzhou Ailefu Technology Co., Ltd (“Ailefu”), provided the leased assets as guarantee for the Company to apply bank loans, and the lease payment for the future 20 years have been prepaid. The Company sub-leases part of the property and uses rental income to cover part or all the interest expense on the bank loans. The related bank loans are disclosed in Note 12 – Short-term Borrowings. Rental income from the sublease is disclosed in Note 19 – Rental Income, Net.

Related party lease #2: A two-year lease with option to renew. The Company paid the full rent at the beginning of the lease.

The ending balances of right of use assets were $5,957,532 and $6,032,330 as of June 30, 2026 and December 31, 2025, respectively.